Shareholder loan: (Details) - USD ($)		12 Months Ended
	Jul. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholder loan:
Interest rate (in percent)		12.00%	10.00%	10.00%
Carrying amount		$ 52,404,153	$ 13,566,633
Promissory notes
Shareholder loan:
Value of notes	$ 200,000
Interest rate (in percent)	5.00%
Interest rate used for fair value (in percent)	12.00%
Carrying amount		166,325	0
Interest expense		9,030	0
Amount repaid		0	0
Promissory notes | Benjamin Klein
Shareholder loan:
Value of notes	$ 2,090,264
Interest rate (in percent)	10.00%
Interest rate used for fair value (in percent)	12.00%
Carrying amount		2,112,438	0	$ 0
Interest expense		117,667	0	0
Amount repaid		$ 84,208	$ 0	$ 0